SUBSEQUENT EVENTS (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands		1 Months Ended		3 Months Ended	12 Months Ended
	Jan. 11, 2016 shares	Mar. 31, 2016 USD ($) $ / shares shares	Jan. 31, 2016 USD ($)	Mar. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 shares	Dec. 31, 2014 shares	Mar. 31, 2016 CNY (¥) shares	Jan. 31, 2016 CNY (¥)	Dec. 23, 2014 USD ($)	Sep. 30, 2014	Jun. 30, 2013 USD ($)	Nov. 25, 2012 USD ($)
Subsequent Event [Line Items]
Maximum aggregate consideration | $									$ 80,000		$ 35,000	$ 20,000
Restricted shares [Member]
Subsequent Event [Line Items]
Awards granted					13,964,640	10,568,399
Launcher [Member]
Subsequent Event [Line Items]
Percentage of equity interests acquired										15.00%
Subsequent Event [Member] | Restricted shares [Member]
Subsequent Event [Line Items]
Awards granted	9,848,679
Subsequent Event [Member] | Class A Common Shares [Member] | Share Purchase Agreement [Member]
Subsequent Event [Line Items]
Share price (in US dollars per share) | $ / shares		$ 1.05		$ 1.05
Premium percentage		31.60%
Number of trading days to calculate premium percentage				30 days
Restriction period				180 days
Repurchase period				12 months
Subsequent Event [Member] | ADS [Member] | Share Purchase Agreement [Member]
Subsequent Event [Line Items]
Share price (in US dollars per share) | $ / shares		$ 5.25		$ 5.25
Premium percentage		10.50%
Subsequent Event [Member] | Board Of Directors Chairman And Chief Operating Officer [Member]
Subsequent Event [Line Items]
Percentage of equity interest in equity method investee		22.00%		22.00%			22.00%
Total consideration		$ 135,518		$ 135,518			¥ 880,000
Subsequent Event [Member] | Board Of Directors Chairman And Chief Operating Officer [Member] | Class A Common Shares [Member] | Share Purchase Agreement [Member]
Subsequent Event [Line Items]
Number of shares authorized to be repurchased		96,000,000		96,000,000			96,000,000
Subsequent Event [Member] | Management [Member] | Class A Common Shares [Member] | Share Purchase Agreement [Member]
Subsequent Event [Line Items]
Number of shares authorized to be repurchased		96,000,000		96,000,000			96,000,000
Maximum aggregate consideration | $		$ 100,800		$ 100,800
Subsequent Event [Member] | Beijing Technology. [Member]
Subsequent Event [Line Items]
Percentage of equity interests acquired			78.00%					78.00%
Subsequent Event [Member] | Xinjiang NQ Mobile [Member]
Subsequent Event [Line Items]
Percentage of equity interests acquired		78.00%		78.00%			78.00%
Subsequent Event [Member] | Xinjiang NQ Mobile [Member] | Board Of Directors Chairman And Chief Operating Officer [Member]
Subsequent Event [Line Items]
Percentage of equity interests acquired			22.00%					22.00%
Subsequent Event [Member] | Bridge loan to third-party[Member]
Subsequent Event [Line Items]
Face amount		$ 1,540		$ 1,540			¥ 10,000
Maturity term		6 months
Subsequent Event [Member] | Launcher [Member]
Subsequent Event [Line Items]
Investment amount			$ 11,088					¥ 72,000
Percentage of equity interest transferred from other shareholders			36.00%
Percentage of equity interest in equity method investee			51.00%					51.00%
Subsequent Event [Member] | Beijing Linjia Technology Co Ltd [Member]
Subsequent Event [Line Items]
Investment amount		$ 7,700		$ 7,700			¥ 50,000
Percentage of equity interest transferred from other shareholders		28.57%